Net finance costs (Tables)	12 Months Ended
Dec. 31, 2023
Net Finance Costs [Abstract]
Summary of Net Finance Costs/(Income)	(a) Net finance costs/(income)

	2023 £m	2022 £m	2021 £m
Interest expense	1,786	1,602	1,436
Interest expense on lease liabilities	30	25	24
Facility fees	19	21	33
Impact of the early repurchase of bonds (note 8(b))	29	—	—
Interest related to adjusting tax payables (note 8(b))	71	36	31
Fair value changes on derivative financial instruments, hedged items and investments	599	(473)	252
Fair value change on other financial items (note 8(b))	(4)	(2)	24
Exchange differences	(449)	524	(279)
Finance costs	2,081	1,733	1,521
Interest income under the effective interest method	(186)	(92)	(35)
Finance income	(186)	(92)	(35)
Net finance costs	1,895	1,641	1,486